Segments - Summary of revenue generated for the respective countries (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment
Net revenues	$ 199,408	$ 160,017	$ 125,258
PRC
Segment
Net revenues	175,970	141,926	105,380
Hong Kong
Segment
Net revenues	22,567	17,004	18,287
Others
Segment
Net revenues	$ 871	$ 1,087	$ 1,591